Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balance and Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

NOTE 19 – RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(a)	Ningbo Zhuhai Investment Co., Ltd. (“Zhuhai Investment”), a company controlled by Mr. Haiping Hu.
(b)	Bally Corp. (“Bally”), a company controlled by Mr. Haiping Hu.
(c)	Zhongna Times (Shenzhen) New Energy Technology Co., Ltd. (“Zhongna Times”), a company controlled by Mr. Haiping Hu.
(d)	Shanghai Huiyang Investment Co. (“Shanghai Huiyang”), 5.4012% shareholder of Sunrise Guizhou and controlled by immediate family members of Mr. Haiping Hu.
(e)	Suzhou Investment, a company of which Mr. Haiping Hu is the CEO.
(f)	Mr. Shousheng Guo, Director, 3.00% shareholder of GMB (Beijing).
(g)	Mr. Wenwu Zhang, Director of Sunrise Guizhou.
(h)	Mr. Chenming Qi, General Manager, Director and 3.00% shareholder of GIOP BJ; Director of GMB (Hangzhou).
(i)	Ms. Jing Ji, CEO of and 46% shareholder of GMB Technology.
(j)	Haicheng Shenhe, 9.6451% shareholder of Sunrise Guizhou.
(k)	Ms. Chao Liu, Chief Financial Officer of the Company.
(l)	GMB Internet Technology Co., Ltd., one of the shareholders of the Company.
(m)	GMB Business Communication Co., Ltd. one of the shareholders of the Company.
(n)	GMB Enterprise Cooperation Development Co., Ltd., one of the shareholders of the Company.
(o)	GMB Information Technology Co., Ltd., one of the shareholders of the Company.
(p)	GMB Wisdom Sharing Platform Co., Ltd., one of the shareholders of the Company.
(q)	GMB Technology Co., Ltd., one of the shareholders of the Company.
(r)	GMB Project Incubation Services Co., Ltd., one of the shareholders of the Company.
(s)	Guizhou Yilong New Area Industrial Development and Investment Co., Ltd., 3.0864% shareholder of Sunrise Guizhou.
(t)	Ms. Fangfei Liu, spouse of Mr. Haiping Hu.
(u)	Mr. Huiyu Du, the former legal representative of Sunrise Guizhou.
(v)	Beijing Huatai Zhonghe Venture Capital Center (Limited Partnership) (“Huatai Zhonghe”), controlled by Mr. Shousheng Guo.
(w)	Ningbo Meishan Bonded Port Zone Zhihai Yuncheng Investment Management Partnership Enterprise (Limited Partnership) (“Zhihai Yuncheng”), a limited partnership controlled by Mr. Haiping Hu.
(x)	Shenzhen Zhuhai New Energy Co., Ltd. (“Shenzhen Zhuhai”), a company ultimately controlled by Mr. Haiping Hu.
a.	Due from related parties

As of December 31, 2024 and 2023, the balances of amount due from related parties were as follows:

		As of December 31,
		2024	2023
Due from related parties
Bally		$5,172	$5,172
Mr. Shousheng Guo	(2)	-	100,000
Suzhou Investment		-	39,437
Mr. Wenwu Zhang	(1)	321,949	330,991
Ms. Chao Liu	(2)	-	141,024
Shenzhen Zhuhai	(4)	150,699	-
Zhihai Yuncheng	(3)	63,588	-
Others		700	700
Total		$542,108	$617,324

(1)	The balance as of December 31, 2024 and 2023 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe.

(2)	The staff advance balances as of December 31, 2023 had been repaid for the year ended December 31, 2024.

(3)	The balance as of December 31, 2024 represented the prepaid service fee.

(4)	The balance from Shenzhen Zhuhai as of December 31, 2024 had been repaid on May 15, 2025.

b.	Due to related parties

As of December 31, 2024 and 2023, the balances of amounts due to related parties were as follows:

		As of December 31,
		2024	2023
Due to related parties
Mr. Haiping Hu		$-	$903,789
Mr. Chenming Qi		-	5,476
Ms. Jing Ji		19,009	19,543
Shanghai Huiyang	(1)	235,001	800,785
Haicheng Shenhe		1,029	451,871
Huatai Zhonghe		-	98,593
Zhuhai Investment	(2)	3,442,663	2,183,911
Zhongna Times		493,198	-
Others		5,905	197
Total		$4,196,805	$4,464,165

(1)	The balance as of December 31, 2024 mainly represented the loans from Shanghai Huiyang, with the annual interest rate of 4% due on December 31, 2025.

(2)	The balance as of December 31, 2024 represented the loans from Zhuhai Investment, with the annual interest rate of 4% and due on December 31, 2025.
c.	Deferred revenue -related parties

As of December 31, 2024 and 2023, the balances of deferred revenue of related parties were as follows:

		As of December 31,
		2024	2023
Deferred revenue of related parties
Shanghai Huiyang	(1)	$-	$340,850
Total		$-	$340,850

(1)	The balance as of December 31, 2023 represented the advance from the related party for tailored services.

d.	Related party transactions

Related party purchase

The Company purchased consulting services for knowledge sharing and enterprise business from Zhuhai Investment. For the years ended December 31, 2024, 2023 and 2022, consulting fee to Zhuhai Investment were $12,376, $nil and $nil, respectively.

The Company rented office spaces from Zhuhai Investment. For the fiscal years ended December 31, 2024, 2023 and 2022, total rental fee to Zhuhai Investment were $nil, $nil and $118,475, respectively.

The Company purchased maintenance services for the Company’s APP on knowledge sharing and enterprise business from Zhihai Yuncheng. For the years ended December 31, 2024, 2023 and 2022, maintenance fee to Zhihai Yuncheng were $32,776, $nil and $nil, respectively.

The Company purchased raw materials for graphite anode material manufacturing from Haicheng Shenhe. For the years ended December 31, 2024, 2023 and 2022, total purchases were $nil, $221,207 and $1,031,043, respectively.

Related party sales

The Company sold titanium for $205 to Mr. Shousheng Guo for the year ended December 31, 2022.

e.	Related party guarantee

On August 4, 2022, Sunrise Guizhou entered into a line of credit financing contract with Bank of Guizhou for revolving credit of RMB 20,000,000, approximately $2,739,989, for a term from August 4, 2022 to August 3, 2023. The line of credit was in various means including bank loans, commercial note and letter of credit. As of December 31, 2024 and 2023, the undue commercial notes issued to the vendors were RMB nil and RMB 26,532,265, approximately $nil and $3,736,991, respectively. The Company deposited RMB nil and RMB 14,034,196, approximately $nil and $1,976,675, as restricted cash in the designated bank accounts in Bank of Guizhou to secure the commercial notes as of December 31, 2024 and 2023, respectively. Pursuant to the contract, Mr. Haiping Hu and Guizhou Yilong New Area Industrial Development and Investment Co., Ltd., the non-controlling shareholder of Sunrise Guizhou, were the guarantor of the unsecured commercial notes for RMB nil and RMB 12,498,069, approximately $nil and $1,760,316 as of December 31, 2024 and 2023, respectively.

In July 2022, Sunrise Guizhou entered into purchase agreements with original shareholders of Sunrise to acquire 100% of Sunrise Tech’s assets and equity ownership for a gross consideration of RMB 40,000,000, among of which RMB 10,000,000 and RMB 5,000,000 were paid in July 2022 and August 2023, respectively. For the year ended December 31, 2024, the Company and the original shareholder agreed that RMB 5,000,000 (approximately $684,997) consideration due on August 20, 2024 would be offset by the unpaid RMB 8,960,000 (approximately $1,227,515) land use right and property taxes and their associated fines and late payment fee prior to the asset acquisition. The unpaid consideration RMB 16,040,000 (approximately $2,197,471) will be paid in installments from 2025 to 2026. The consideration payable is guaranteed by Mr. Haiping Hu. See Note 13.

On September 22, 2022, Sunrise Guizhou entered into a financing contract into an eighteen-month loan with Far East to obtain a loan of RMB 20,000,000, approximately $2,739,989, for a term from September 22, 2022 to March 21, 2024; On November 4, 2022, Sunrise Guizhou entered a sales and leaseback financing contract into a three-year financing with Ronghe to obtain an amount of RMB 40,000,000, approximately $5,479,978, for a term from November 10, 2022 to November 9, 2025; On February 7, 2023, Sunrise Guizhou entered a sales and leaseback financing contract into a two-year financing with Zhongguancun to obtain an amount of RMB 20,000,000, approximately $2,739,989, for a term from February 7, 2023 to February 6, 2025; On October 27, 2023, Sunrise Guizhou entered into a sales and leaseback financing contract for a two-year financing with Guomao for RMB 15,000,000, approximately $2,054,992, for a term from October 27, 2023 to October 26, 2025. On October 14, 2024, Sunrise Guizhou entered into a sales and leaseback financing contract for a thirty two-month financing with Risheng for RMB 6,000,000, approximately $821,997, for a term from October 14, 2024 to June 15, 2027. Pursuant to these financing contracts, Mr. Haiping Hu, CEO and Chairman of the Board of Director, was the guarantor for the debts. See Note 16.

On May 16, 2023, Sunrise Guizhou entered into a credit facility agreement with Everbright Bank to obtain revolving fund up to RMB 100,000,000, approximately $13,699,944, for a term from June 1, 2023 to May 31, 2024. As of December 31, 2023, the Company had been able to utilize the line of credit for RMB 50,000,000, or $7,042,353, with interest rates from 2% to 4.5% which had matured from June 4, 2024 to September 25, 2024, collateralized by the pledge of land use right of Sunrise Tech for RMB 50,000,000. This credit loan was guaranteed by Mr. Haiping Hu, Ms. Fangfei Liu and Ms. Huiyu Du. See Note 17.

On January 18, 2023, Sunrise Guizhou entered into a credit facility agreement with Post Bank to obtain revolving fund up to RMB 30,000,000, approximately $4,109,983, for a term from January 19, 2023 to January 18, 2031. As of December 31, 2023, the Company utilized the line of credit with Post Bank for RMB 28,300,000, or $3,985,972, which had matured from July 2023 to April 2024. In March 2024, the Company early repaid the long-term loan. This credit loan was guaranteed by Mr. Haiping Hu. See Note 17.

On June 13, 2023, Sunrise Guizhou entered into a finance lease agreement with Chongqing Xingyu Finance Lease Co., Ltd. to lease graphite anode materials production facilities. The principal of the contract was RMB 29,257,844, approximately $4,008,308, with a nominal interest rate of 5.8%. This finance lease payment was guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu.

On October 26, 2023, Sunrise Guizhou entered into a three-year debt arrangement with SPD Bank to obtain line of credit up to RMB 50,000,000, approximately $6,849,972, for a term from November 17, 2023 to November 17, 2026. The Company pledged its intellectual property and patent for the line of credit. Sunrise Guizhou utilized the line of credit by issuing banker’s acceptance note up to RMB 20,000,000, approximately $2,739,989 from SPD. Pursuant to the banker’s acceptance note contract, the Company was obliged to deposit fifty percent of the note payable amount issued as restricted cash in the designated bank account in SPD Bank. Therefore, the line of credit for issuance of acceptance note was RMB 10,000,000, approximately $1,369,994 . As of December 31, 2023, the banker’s acceptance note was RMB 2,920,000, approximately $411,273 and the deposit for commercial note issuance was RMB 1,460,000, approximately $205,637. Other than the pledge of the Company’s intellectual property and patents, the unsecured amount of banker’s acceptance note, which was RMB 1,460,000 was also guaranteed by Mr. Haiping Hu.

On March 8, 2024, Sunrise Guizhou obtained bank loan of RMB 100,000,000, approximately $13,699,944 from CCB Qianxinan Branch with an interest rate of 9.504% for a term from March 8, 2024 to March 8, 2026; On June 28, 2024, Sunrise Guizhou obtained bank loan of RMB 100,000,000, approximately $$13,699,944, from CCB Qianxinan Branch for a term from June 28, 2024 to June 28, 2026. These loans were guaranteed by Mr. Haiping Hu. See Note 17.

On April 26, 2024, the Company obtained a loan for RMB 900,000 (approximately $123,299) from WeBank with an interest rate of 9.504% for a term from April 26, 2024 to April 26, 2026. This credit loan was guaranteed by Ms. Huiyu Du, the former legal representative of Sunrise Guizhou. See Note 17.

On June 19, 2024, GIOP BJ entered into a line of credit facility agreement with Industrial Bank to obtain revolving fund up to RMB 7,000,000, approximately $958,996. On July 23, 2024, GIOP BJ obtained a loan for RMB 7,000,000 with an interest rate of one-year loan prime rate plus 0.05% for a term from August 29, 2024 to August 28, 2025. This loan was guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu. See Note 17.

On July 31, 2024, Sunrise Guizhou entered into a banker’s acceptance note contract with Everbright Bank for issuing banker’s acceptance note to the suppliers of Sunrise Guizhou. Pursuant to the contract, the Company was obliged to deposit fifty percent of the note payable amount issued as restricted cash in the designated bank account in Everbright Bank. As of December 31, 2024 and 2023, the deposit for note issuance was $6,853,541 and $nil, respectively. Pursuant to the contract, Mr. Haiping Hu and Ms. Fangfei Liu were the guarantor of the unsecured commercial notes for $6,853,541 as of December 31, 2024.